UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2004

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania     May 13, 2004

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         48

Form 13F Information Table Value Total:         $717,944,331

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

A T & T                      Com    001957505    25,510,963  1,303,575  Sole           695,150   608,425
Aldila Inc.                  Com    014384101       441,495     77,865  Sole                 0    77,865
Apria Healthcare             Com    037933108    35,227,554  1,176,605  Sole           808,600   368,005
Arch Wireless Inc. - Class A Com    039392709     1,346,910     41,700  Sole            41,700         0
Artesyn Technologies Inc.    Com    043127109     3,767,035    395,697  Sole           389,997     5,700
Bank of America Corporation  Com    060505104    30,726,646    379,435  Sole           244,100   135,335
Bell South Corp.             Com    079860102    22,309,418    805,685  Sole           500,500   305,185
BJ's Wholesale Club          Com    05548J106    24,998,517    982,260  Sole           529,400   452,860
Borders Group Inc.           Com    099709107     4,735,228    199,462  Sole                 0   199,462
Cal Dive International       Com    127914109     6,424,200    249,000  Sole                 0   249,000
Capital One Financial        Com    14040H105    11,212,670    148,650  Sole                 0   148,650
Citigroup Inc.               Com    172967101    28,205,266    545,556  Sole           339,500   206,056
Cole National Corp.          Com    193290103    20,828,563    943,750  Sole           748,750   195,000
Convergys Corp.              Com    212485106     9,138,240    601,200  Sole           601,200         0
Cooper Tire & Rubber         Com    216831107     9,137,226    453,460  Sole                 0   453,460
Cross Country Healthcare Inc Com    22748P105    13,183,924    791,352  Sole           732,052    59,300
Dawson Geophysical           Com    239359102     5,413,524    440,482  Sole                 0   440,482
Eastman Kodak                Com    277461109    16,822,076    642,800  Sole           642,800         0
Federal National Mortgage As Com    313586109    47,087,491    633,322  Sole           479,550   153,772
First Avenue Networks Inc.   Com    31865X106    15,650,797  5,348,222  Sole         4,272,218 1,076,004
First Health Group Inc.      Com    320960107    34,969,726  1,599,713  Sole         1,128,300   471,413
Gundle/SLT Environmental Inc Com    402809107    10,438,614    566,700  Sole           172,000   394,700
ITSA                         Com    G4984V106           191    191,429  Sole           191,429         0
Loews Corporation            Com    540424108    23,265,046    393,922  Sole           188,800   205,122
Magellan Health Services - N Com    559079207    17,804,497    633,612  Sole           633,612         0
Medco Health Services        Com    58405U102     1,317,772     38,758  Sole            23,541    15,217
Merck & Co.                  Com    589331107    15,996,338    361,990  Sole           225,700   136,290
Motorola                     Com    620076109     8,942,859    508,117  Sole                 0   508,117
MPS Group                    Com    607830106     5,445,464    489,700  Sole                 0   489,700
Newmont Mining               Com    651639106     7,625,537    163,533  Sole                 0   163,533
Nextel Communications Inc.   Com    65332V103    20,100,366    815,100  Sole           815,100         0
Nucentrix Broadband Networks Com    670198100     4,146,231  2,170,802  Sole           990,600 1,180,202
Peak International Ltd.      Com    G69586108     8,935,535  1,276,505  Sole                 0 1,276,505
PNC Financial Services Group Com    693475105    30,067,511    542,539  Sole           342,000   200,539
Reuters Group PLC            Com    76132M102     7,673,625    179,500  Sole           175,900     3,600
Rockford Corp.               Com    77316P101     9,554,624  1,417,600  Sole           703,700   713,900
Sears Roebuck & Co.          Com    812387108    19,063,715    443,755  Sole           248,100   195,655
Spectrum Control             Com    847615101    12,564,108  1,562,700  Sole           994,900   567,800
Sprint Corporation           Com    852061100    49,353,810  2,677,906  Sole         1,921,400   756,506
Time Warner Inc.             Com    887317105    16,680,441    989,350  Sole           881,500   107,850
Time Warner Telecom Inc.     Com    887319101     6,711,534  1,027,800  Sole         1,027,800         0
Tyco International Ltd.      Com    902124106    16,144,275    563,500  Sole           377,100   186,400
United Therapeutics Corp.    Com    91307C102     5,270,005    221,150  Sole                 0   221,150
UST Inc.                     Com    902911106    14,751,543    408,630  Sole           328,700    79,930
Valeant Pharmaceuticals Inte Com    91911X104     5,786,088    242,400  Sole           202,200    40,200
Verizon Communications       Com    92343V104       204,587      5,599  Sole                 0     5,599
Waste Management Inc.        Com    94106L109    20,632,014    683,632  Sole           390,400   293,232
WSFS Financial               Com    929328102    12,330,532    245,775  Sole                 0   245,775

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